Inventory, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory, Net [Abstract]
Raw materials	$ 7,011,718	$ 4,587,519
Work-in-progress	1,387,111	1,594,096
Finished goods	14,047,720	13,277,742
Less: inventory valuation allowance	(171,936)	(139,291)
Total inventory	$ 22,274,613	$ 19,320,066